Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves Explanatory (Parenthetical) (Detail)
	12 Months Ended
	Dec. 31, 2018 MMBbls Bcf	Dec. 31, 2017 MMBbls Bcf	Dec. 31, 2016 MMBbls Bcf
Crude Oil [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	4,391.5	4,384.6	4,362.7
Net proved undeveloped reserves | MMBbls	3,865.1	4,044.0	3,866.5
Natural Gas [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | Bcf	4,926.4	4,606.0	5,160.1
Net proved undeveloped reserves | Bcf	3,136.3	3,288.5	3,447.5
North America [member] | Natural gas liquid (NGL) [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Percentage of proved developed reserves	4.20%
Percentage of proved undeveloped reserves	3.60%
Consolidated Entities [member] | Crude Oil [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	4,340.5	4,355.0	4,330.2
Net proved undeveloped reserves | MMBbls	3,829.7	4,010.2	3,830.0
Consolidated Entities [member] | Natural Gas [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | Bcf	4,890.5	4,596.8	5,151.5
Net proved undeveloped reserves | Bcf	3,114.1	3,280.5	3,443.6
Consolidated Entities [member] | Brazil member | Crude Oil [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	4,339.5	4,282.2	4,250.1
Net proved undeveloped reserves | MMBbls	3,829.2	3,967.2	3,812.9
Consolidated Entities [member] | Brazil member | Natural Gas [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | Bcf	4,807.0	4,515.9	5,034.2
Net proved undeveloped reserves | Bcf	2,983.5	3,160.2	3,359.7
Asset held for sale [member] | Consolidated Entities [member] | Brazil member | Crude Oil [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	30.9	191.9
Net proved undeveloped reserves | MMBbls	28.9	71.9
Asset held for sale [member] | Consolidated Entities [member] | Brazil member | Natural Gas [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | Bcf	27.6	131.8
Net proved undeveloped reserves | Bcf	19.7	41.9